Regulatory Capital Financial Instruments (Details) - Schedule of movements of subordinated bonds - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Balances as of January 1,	$ 1,813,938	$ 1,733,869
New issues/placements	0	0
Accrued interest at effective interés rate	4,482	3,947
Readjustments accrued by UF or exchange rate	68,403	70,550
Others	23,874	5,572
Balances as of December 31,	$ 1,910,697	$ 1,813,938